SHAREHOLDERS’ EQUITY (Details Narrative)						6 Months Ended		12 Months Ended
	Sep. 12, 2023 shares	Jan. 19, 2023 USD ($) $ / shares shares	Jan. 02, 2021 shares	Dec. 22, 2020 shares	Dec. 21, 2020 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Sep. 01, 2022 shares	Apr. 27, 2022 shares	Apr. 14, 2022 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						15,000,000		15,000,000	15,000,000				15,000,000	15,000,000
Number of shares issued for services					15,000,000
Common stock, par value | $ / shares						$ 0.001		$ 0.001					$ 0.001
Cashless warrant shares exercised						300,000		124,223	124,223	57,142	111,972	115,540
Conversion of convertible debt								1,384,564
Net proceeds | $						$ 40,000,000
Common stcok shares issued						9,695,248		1,680,248	1,680,248
Common stock shares outstanding						9,695,248		1,680,248	1,680,248				1,590,576	1,590,576
Stock Issued During Period, Shares, Stock Splits		9,695,248						1,680,248
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	15,000,000
Stock Issued During Period, Shares, Stock Splits	9,695,248
Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stcok shares issued	193,904,965							33,604,965	33,604,965
Common stock shares outstanding	193,904,965							33,604,965	33,604,965
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued in transaction		160,000,000
Value of stock sold | $		$ 40,000,000
Share price | $ / shares		$ 0.25
Net proceeds | $		$ 40,000,000
Third Party Service Provider [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services			310,830
The Crone Law Group, P.C. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services				103,610
Number of shares issued				103,610
Sichuan Wetouch Technology Co. Ltd. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reserve fund								$ 973,718	¥ 6,554,271				$ 2,005,084	¥ 12,933,795
Ordinary [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						300,000,000		300,000,000	300,000,000
Post Reverse Stock Split [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cashless warrant shares exercised						15,000		6,211	6,211	2,857	5,599	5,777	90,000	90,000
Conversion of convertible debt								69,228
Post Reverse Stock Split [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued in transaction		8,000,000
Share price | $ / shares		$ 5.00
Post Reverse Stock Split [Member] | Third Party Service Provider [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services			15,541
Post Reverse Stock Split [Member] | The Crone Law Group, P.C. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services				5,181
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible debt								69,228
Number of shares issued						8,000,000
Conversion of convertible debt								1,384,564
Common Stock [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares outstanding	193,904,965